Share Capital Textuals (Details) - $ / shares $ / shares in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Class of Stock [Line Items]
Common Stock, Shares Authorized, Unlimited	Unlimited
Common Stock, No Par Value	$ 0	$ 0